Segment and Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Information [Line Items]
Impairment charge of property and equipment	¥ 647
Decrease in depreciation expense	814
Health & Fitness [Member]
Segment Information [Line Items]
Impairment charge of property and equipment	647
Impairment charges for goodwill and identifiable intangible assets	4,604
Decrease in depreciation expense	381
Digital Entertainment [Member]
Segment Information [Line Items]
Decrease in depreciation expense	104
Gaming & Systems [Member]
Segment Information [Line Items]
Decrease in depreciation expense	13
Pachinko & Pachinko Slot Machines [Member]
Segment Information [Line Items]
Inventory write-downs	759	192	110
Decrease in depreciation expense	78
Corporate Segment [Member]
Segment Information [Line Items]
Decrease in depreciation expense	¥ 238